SUBSEQUENT EVENTS	9 Months Ended	11 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events [Text Block]
10. SUBSEQUENT EVENTS

Management has evaluated subsequent events through November 14, 2011, the date upon which the financial statements were issued.

The Company entered into an operating lease agreement for its manufacturing facilities with a related party on October 1, 2011. The initial term of the lease begins January 1, 2012 and ends
March 31, 2012. The Company has the option to renew the lease for an additional three month term beginning April 1, 2012. Additional three month terms are renewable at the Company’s option through December 2017. The Company shall pay this related party $300 per month, beginning January 1, 2012, for the term of the lease. In addition, The Company will be responsible for utilities used at this facility.

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through February 18, 2011, the date upon which the financial statements were originally issued.

The Company received common stock subscriptions for approximately 7,680,000 shares in return for approximately $212,500 to individual investors during the months of January, 2011 and February, 2011.